Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities:
Net income	$ 21,903	$ 24,530
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	59,585	38,476
Share-based compensation expense	3,760	2,113
Loss (Gain) on disposal of assets	240	(356)
Non-cash interest expense	(125)	2,484
Deferred tax expense (benefit)	(2,126)	(1,077)
Allowance for (reversal of) doubtful receivables	(26)	476
Provision for obsolete service inventories	614	1,057
Other operating activities, net	219	(1,848)
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	1,887	(41,440)
(Increase) in inventories	(7,883)	(7,964)
Decrease (increase) in prepaid assets	857	(2,289)
(Increase) in other current assets	(46,533)	(8,651)
(Increase) decrease in other long-term assets and liabilities	(2,140)	702
Increase in accounts payable and accrued expenses	23,185	20,009
(Decrease) in other current liabilities	(818)	(2,050)
Net cash provided by operating activities	52,599	24,172
Cash flows from investing activities:
Capital expenditures	(50,661)	(56,513)
Proceeds from disposal of assets	1,277	1,273
Acquisition of business, net of cash acquired (Note 5)	3,740
Other investing activities	(570)	(285)
Net cash used in investing activities	(46,214)	(55,525)
Cash flows from financing activities:
Proceeds from long-term debt	15,000	365,000
Repayments of long-term debt		(278,039)
Proceeds from short-term borrowings	3,999
Repayments of short-term borrowings	(7,131)	(7,013)
Payments on capital leases	(11,180)
Payments on seller-provided financing for capital expenditures	(992)
Other financing activities, net		(3,825)
Net cash (used in) provided by financing activities	(304)	76,123
Effect of exchange rate changes on cash	35	(19)
Net increase in cash	6,116	44,751
Cash and cash equivalents, beginning of period	73,201	24,892
Cash and cash equivalents, end of period	79,317	69,643
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	7,467	8,317
Income taxes paid	$ 6,196	$ 13,890